Financial risk management (Details 8) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments and risk management
Total	$ 187,143	$ 181,603
Trade receivables, contract assets and other receivables
Financial instruments and risk management
Total	139,089	124,259
Trade receivables, contract assets and other receivables | Brazil
Financial instruments and risk management
Total	79,310	41,319
Trade receivables, contract assets and other receivables | United States of America
Financial instruments and risk management
Total	48,785	68,427
Trade receivables, contract assets and other receivables | Other countries
Financial instruments and risk management
Total	$ 10,994	$ 14,513